Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO 1,2,3,4	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers 1,2,5, 6	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Adjusted EBITDA (Company Measure) 7
					MVW Total Shareholder Return	S&P Composite 1500 Hotels, Resorts & Cruise TSR Index
2022	$9,832,891	$6,159,868	$3,016,545	$2,256,841	$107.79	$71.44	$390,774,814	$966,274,378
2021	13,223,937	17,472,019	3,405,201	4,215,723	132.49	94.12	52,634,216	656,728,515
2020	6,134,009	9,027,531	1,712,700	2,381,430	106.99	77.40	(255,994,383)	234,980,182

1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. Note that the fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by Infinite Equity, an independent equity valuation firm.

3	Mr. Weisz served as the Company’s PEO for 2022, 2021 and 2020.

4	The bridge between PEO reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
2022	$9,832,891	$(6,300,033)	$2,627,010	$6,159,868
2021	13,223,937	(9,282,685)	13,530,767	17,472,019
2020	6,134,009	(5,322,927)	8,216,449	9,027,531

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$5,309,839	$(2,823,551)	$—	$140,722	$—	$—	$2,627,010
2021	8,296,741	1,802,889	—	3,431,137	—	—	13,530,767
2020	4,431,130	4,209,372	—	(424,053)	—	—	8,216,449

5
Included in the average compensation actually paid to
Non-PEO
named executive officers are the following individuals and time periods: Messrs. Geller and Miller and Ms. Marbert for 2022, 2021 and 2020; Mr. Terry for 2022 and 2021; and Mr. Cunningham for 2021 and 2020.

6	The bridge between non-PEO NEO reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,016,545	$(1,300,005)	$540,301	$2,256,841
2021	3,405,201	(1,849,482)	2,660,004	4,215,723
2020	1,712,700	(1,229,283)	1,898,013	2,381,430

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$1,095,679	$(578,412)	$—	$23,034	$—	$—	$540,301
2021	1,662,322	352,434	—	645,248	—	—	2,660,004
2020	1,049,696	933,240	—	(84,923)	—	—	1,898,013

7	Refer to description and reconciliation of Adjusted EBITDA in Appendix B.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Weisz served as the Company’s PEO for 2022, 2021 and 2020.
Included in the average compensation actually paid to
Non-PEO
named executive officers are the following individuals and time periods: Messrs. Geller and Miller and Ms. Marbert for 2022, 2021 and 2020; Mr. Terry for 2022 and 2021; and Mr. Cunningham for 2021 and 2020.

Peer Group Issuers, Footnote [Text Block]	The Company utilized the S&P Composite 1500 Hotels, Resorts & Cruise TSR Index, for the peer group. This index has been utilized historically in our Annual Reports on Form
10-K
	in connection with the required performance graph and most closely aligns with our line of business.
PEO Total Compensation Amount	$ 9,832,891	$ 13,223,937	$ 6,134,009
PEO Actually Paid Compensation Amount	$ 6,159,868	17,472,019	9,027,531
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. Note that the fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by Infinite Equity, an independent equity valuation firm.

3	Mr. Weisz served as the Company’s PEO for 2022, 2021 and 2020.

4	The bridge between PEO reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
2022	$9,832,891	$(6,300,033)	$2,627,010	$6,159,868
2021	13,223,937	(9,282,685)	13,530,767	17,472,019
2020	6,134,009	(5,322,927)	8,216,449	9,027,531

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$5,309,839	$(2,823,551)	$—	$140,722	$—	$—	$2,627,010
2021	8,296,741	1,802,889	—	3,431,137	—	—	13,530,767
2020	4,431,130	4,209,372	—	(424,053)	—	—	8,216,449

Non-PEO NEO Average Total Compensation Amount	$ 3,016,545	3,405,201	1,712,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,256,841	4,215,723	2,381,430
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. Note that the fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by Infinite Equity, an independent equity valuation firm.
5
Included in the average compensation actually paid to
Non-PEO
named executive officers are the following individuals and time periods: Messrs. Geller and Miller and Ms. Marbert for 2022, 2021 and 2020; Mr. Terry for 2022 and 2021; and Mr. Cunningham for 2021 and 2020.

6	The bridge between non-PEO NEO reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,016,545	$(1,300,005)	$540,301	$2,256,841
2021	3,405,201	(1,849,482)	2,660,004	4,215,723
2020	1,712,700	(1,229,283)	1,898,013	2,381,430

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$1,095,679	$(578,412)	$—	$23,034	$—	$—	$540,301
2021	1,662,322	352,434	—	645,248	—	—	2,660,004
2020	1,049,696	933,240	—	(84,923)	—	—	1,898,013

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The CPC reviews a number of performance metrics when assessing the Company’s performance. However, for compensation decisions, the following metrics are the most important:

•	Adjusted EBITDA, with its relative importance noted above, used in both the short- and long-term incentive

•	Total Revenue, a top line financial measure that captures the business and brand contributions to overall company financials, used in the short-term incentive

•	Adjusted Return on Invested Capital, a strong driver of free cash flow and important comparator to other companies, used in the long-term incentive

Total Shareholder Return Amount	$ 107.79	132.49	106.99
Peer Group Total Shareholder Return Amount	71.44	94.12	77.4
Net Income (Loss)	$ 390,774,814	$ 52,634,216	$ (255,994,383)
Company Selected Measure Amount	966,274,378	656,728,515	234,980,182
PEO Name	Mr. Weisz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	As it relates to compensation decisions, Adjusted EBITDA allows for period-over-period comparisons of our ongoing core operations before the impact of excluded items. The CPC establishes goals that are designed to maintain high standards that are achievable but not certain to be met. We utilize this measure in both the short-term incentive plan and the three-year performance awards because it ensures that short-term management decisions are not influenced by short-term gain at the expense of long-term performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Adjustment Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,300,033)	$ (9,282,685)	$ (5,322,927)
PEO [Member] | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,627,010	13,530,767	8,216,449
PEO [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,309,839	8,296,741	4,431,130
PEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,823,551)	1,802,889	4,209,372
PEO [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	140,722	3,431,137	(424,053)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,300,005)	(1,849,482)	(1,229,283)
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	540,301	2,660,004	1,898,013
Non-PEO NEO [Member] | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,095,679	1,662,322	1,049,696
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(578,412)	352,434	933,240
Non-PEO NEO [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,034	645,248	(84,923)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0